Marketable Securities	12 Months Ended
Dec. 31, 2025
Marketable Securities
Marketable Securities

5.	Marketable Securities

Marketable securities consist of 100,000 shares of American Uranium Limited (“AMU”) (formerly GTI Resources Limited (“GTRIF”)), an Australian company listed on the Australian Securities Exchange and OTC Markets in the United States. During the year ended December 31, 2025, AMU completed a 1-for-40 share consolidation reducing the number of AMU shares held by the Company from 4,000,000 pre-consolidated shares to 100,000 post-consolidated shares.

	December 31, 2024 fair value	Unrealized loss	Foreign exchange translation	December 31, 2025 fair value
American Uranium Limited (previously GTI Resources Limited)	$34,563	$(14,153)	$(526)	$19,884
	$34,563	$(14,153)	$(526)	$19,884

	December 31, 2023 fair value	Unrealized loss	Foreign exchange translation	December 31, 2024 fair value
American Uranium Limited (previously GTI Resources Limited)	$42,443	$(10,943)	$3,063	$34,563
	$42,443	$(10,943)	$3,063	$34,563

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)